Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share
Earnings per share

8 Earnings per share

Earnings per share measures how much profit NatWest Group makes for each share in issue during the year. Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding. Diluted earnings per ordinary share is calculated by dividing the basic earnings by the weighted average number of ordinary shares outstanding plus the weighted average number of ordinary shares that would be issued on conversion of dilutive share options and convertible securities. The assessment of whether the effect of share options and convertible securities is dilutive or not, is based on the earnings from continuing operations.

	2024	2023	2022
	£m	£m	£m
Earnings
Profit from continuing operations attributable to ordinary shareholders	4,438	4,506	3,602
Profit/(loss) from discontinued operations attributable to ordinary shareholders	81	(112)	(262)
Profit attributable to ordinary shareholders	4,519	4,394	3,340

Weighted average number of shares (millions)
Weighted average number of ordinary shares outstanding during the year (1)	8,450	9,164	9,872
Effect of dilutive share options and convertible securities	66	55	57
Diluted weighted average number of ordinary shares outstanding during the year	8,516	9,219	9,929

Earnings per ordinary share - continuing operations	52.5p	49.2p	36.5p
Earnings per ordinary share - discontinued operations	1.0p	(1.2p)	(2.7p)
Total earnings per share attributable to ordinary shareholders - basic (2)	53.5p	47.9p	33.8p
Earnings per ordinary share - fully diluted continuing operations	52.1p	48.9p	36.2p
Earnings per ordinary share - fully diluted discontinued operations	1.0p	(1.2p)	(2.6p)
Total earnings per share attributable to ordinary shareholders - fully diluted	53.1p	47.7p	33.6p

(1)

At the General Meeting and Class Meeting on 25 August 2022, the shareholders approved the proposed special dividend and share consolidation. On 30 August 2022 the issued ordinary share capital was consolidated in the ratio of 14 existing shares for 13 new shares. The average number of shares and earnings per share have been adjusted retrospectively.

(2)

In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p).